MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details Narrative) - Mining property [member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Plant and equipment included right-of-use	$ 38		$ 38		$ 2,926
Depreciation on right of use assets	$ 11	$ 145	$ 80	$ 265